Short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
Schedule of short-term investment	Short-term investments consist of the following:

	As of December 31,
	2022	2023
	(in thousands)
Debt securities:
U.S. Treasury securities	—	13,596